PROPERTY, PLANT AND EQUIPMENT, NET (Details) - USD ($) $ in Millions	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	$ 1,832	$ 1,749
Accumulated depreciation and amortization	(1,277)	(1,219)
Property, plant and equipment, net	555	530
Capital Leased Assets, Gross	4	4
Asset Impairment Charges	0	0	$ 0
Depreciation expense	103	92	$ 85
Land
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	63	63
Buildings and leasehold improvements
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	695	678
Machinery and equipment
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	$ 1,074	$ 1,008